UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK BOND FUND
JUNE 30, 2009




















                                                                      (Form N-Q)

48504-0809                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from State of New York Mortgage Agency.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity

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1 | USAA New York Bond Fund
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PORTFOLIO OF INVESTMENTS


USAA New York Bond Fund
June 30, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (97.9%)

               NEW YORK (97.4%)

$  1,000       Albany IDA                                   6.00%         7/01/2019         $   866
     500       Albany IDA                                   5.00          7/01/2031             407
   1,000       Albany IDA                                   5.25         11/15/2032             799
   1,000       Albany IDA                                   5.25         11/15/2032             799
   1,725       Albany IDA                                   5.00          4/01/2037           1,122
     445       Albany Parking Auth.                         5.63          7/15/2020             443
     555       Albany Parking Auth.  (PRE)                  5.63          7/15/2020             611
     750       Cattaraugus County IDA                       5.10          5/01/2031             553
     955       Clarence IDA                                 6.00          1/20/2044             981
   2,000       Dormitory Auth.  (ETM)                       5.30          2/15/2019           2,254
     635       Dormitory Auth.                              5.00          7/01/2019             641
     365       Dormitory Auth.  (PRE)                       5.00          7/01/2019             369
   1,000       Dormitory Auth. (INS)                        5.25          7/01/2020             944
   3,000       Dormitory Auth. (INS)                        6.00          7/01/2020           3,060
     500       Dormitory Auth. (INS)                        5.00          7/01/2021             509
   1,140       Dormitory Auth. (INS)                        5.00          7/01/2021           1,036
   4,065       Dormitory Auth., 6.05%, 7/01/2010 (INS)
                     (PRE)                                  6.05 (a)      7/01/2023           4,067
   1,655       Dormitory Auth. (INS)                        5.13          9/01/2023           1,502
      95       Dormitory Auth. (INS) (PRE)                  5.13          9/01/2023              98
   1,000       Dormitory Auth. (INS) (PRE)                  5.75          5/15/2024           1,058
   1,500       Dormitory Auth. (NBGA)                       5.00          7/01/2024           1,501
   2,500       Dormitory Auth. (INS)                        5.50          7/01/2024           2,315
   1,000       Dormitory Auth.                              5.00          7/01/2025           1,028
   3,500       Dormitory Auth. (INS)                        5.00          7/01/2025           3,527
   1,900       Dormitory Auth. (INS)                        4.50          8/15/2025           1,765
   3,000       Dormitory Auth. (INS)                        4.80          8/15/2025           2,857
   1,000       Dormitory Auth. (INS)                        5.00          8/15/2025           1,020
   2,000       Dormitory Auth.                              5.00          7/01/2026           1,553
   1,000       Dormitory Auth.                              5.00          7/01/2027           1,001
   1,250       Dormitory Auth. (LOC - Allied Irish Banks
                     plc)                                   5.25          7/01/2027           1,178
   2,000       Dormitory Auth.                              5.00          2/15/2030           1,964
     500       Dormitory Auth. (INS)                        5.00          7/01/2030             503
   1,000       Dormitory Auth. (INS)                        5.00          8/01/2031             999
   1,000       Dormitory Auth.                              5.00          1/15/2032             987
   2,500       Dormitory Auth. (NBGA)                       5.00          6/01/2033           2,461
   2,500       Dormitory Auth. (INS)                        5.00          7/01/2033           2,486
   2,000       Dormitory Auth.  (b)                         5.00          2/15/2034           1,994
   2,000       Dormitory Auth. (INS)                        4.70          2/15/2035           1,816
   3,000       Dormitory Auth.                              5.00          7/01/2035           2,911
   1,000       Dormitory Auth.                              5.00          7/01/2036             807
   2,000       Dormitory Auth. (INS)                        5.00          8/15/2036           1,982
   2,000       Dormitory Auth. (INS)                        4.75          2/15/2037           1,651
   2,000       Dormitory Auth.                              5.00          5/01/2037           1,721
     250       Dormitory Auth.                              5.30          7/01/2037             203
     500       Dormitory Auth.                              5.50          3/01/2039             506
   2,200       Dormitory Auth.  (PRE)                       6.00          5/15/2039           2,329
   1,090       Dutchess County IDA  (PRE)                   5.75          8/01/2030           1,162
   3,000       Dutchess County IDA                          4.50          8/01/2036           2,048
      10       Environmental Facilities Corp.               7.50          3/15/2011              10
   2,000       Environmental Facilities Corp.               5.00          6/15/2023           2,034

===================================================================================================
                                                                       Portfolio of Investments | 2

===================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       Environmental Facilities Corp.               5.00%         6/15/2025       $   1,034
   1,000       Environmental Facilities Corp.               4.50          6/15/2036             919
     600       Erie County (INS)                            4.88         10/01/2018             600
   1,000       Erie County (INS) (PRE)                      5.50          7/01/2029           1,062
     200       Grand Central District Management
                     Association, Inc.                      5.00          1/01/2022             205
   2,070       Housing Finance Agency (INS)                 6.13         11/01/2020           2,072
   1,250       Hudson Yards Infrastructure Corp. (INS)      4.50          2/15/2047           1,001
   3,000       Long Island Power Auth. (INS)                5.00          9/01/2034           2,861
   1,000       Long Island Power Auth.                      5.00          9/01/2035             951
   3,220       Monroe County IDA                            5.20         12/20/2039           3,069
   1,000       Mortgage Agency                              5.35         10/01/2033             995
   2,200       MTA (INS)                                    5.00          7/01/2025           2,205
   3,000       MTA (INS)                                    4.75         11/15/2028           2,868
     110       New York City                                6.00          5/15/2020             112
     890       New York City  (PRE)                         6.00          5/15/2020             942
   1,000       New York City                                5.25          6/01/2022           1,019
   4,000       New York City                                5.25          8/15/2023           4,177
   2,315       New York City                                5.00          8/01/2026           2,334
   1,000       New York City Health and Hospital Corp.
                     (INS)                                  5.00          2/15/2021           1,019
   1,000       New York City Health and Hospital Corp.
                     (INS)                                  5.25          2/15/2022           1,013
   1,885       New York City Health and Hospital Corp.      5.00          2/15/2025           1,873
   1,600       New York City Housing Dev. Corp. (INS)       5.00          7/01/2025           1,605
   2,420       New York City IDA                            5.80          8/01/2016           2,424
   1,000       New York City IDA (INS)                      5.13          9/01/2021             826
   1,000       New York City IDA (INS)                      5.00         10/01/2023             741
   1,285       New York City IDA (INS)                      5.05          7/01/2024           1,017
   4,000       New York City IDA (INS) (c)                  4.50          6/01/2035           2,650
   2,000       New York City IDA                            5.00          9/01/2035           1,246
   1,000       New York City IDA (INS)                      5.25         11/01/2037             786
  17,090       New York City Municipal Water Finance
                    Auth.                                   5.12 (d)      6/15/2020          10,692
   1,000       New York City Municipal Water Finance
                    Auth.                                   5.00          6/15/2035             991
   2,000       New York City Municipal Water Finance
                    Auth.                                   4.50          6/15/2037           1,817
   2,000       New York City Municipal Water Finance
                    Auth.                                   5.00          6/15/2039           1,988
   3,650       New York City Transit Auth., MTA,
                     Triborough Bridge and Tunnel Auth.
                    (INS) (PRE)                             5.88          1/01/2030           3,787
      70       New York City Transitional Finance Auth.
                    (PRE)                                   5.38          2/15/2020              73
     800       New York City Transitional Finance Auth.
                     (PRE)                                  5.75          8/15/2024             813
      55       New York City Transitional Finance Auth.     5.00          5/01/2029              55
   2,400       New York City Transitional Finance Auth.     5.00          2/01/2033           2,415
   4,000       New York City Transitional Finance
                     Auth.(c)                               5.00          1/15/2034           3,874
   1,000       New York City Transitional Finance Auth.     5.13          1/15/2034             988
   1,000       Niagara Falls City School District (INS)     5.00          6/15/2028             855
     675       Saratoga County IDA                          5.25         12/01/2032             559
   2,000       Saratoga County Water Auth.                  5.00          9/01/2048           1,897
   1,000       Seneca County IDA                            5.00         10/01/2027             732
   1,000       Seneca Nation Indians Capital
                     Improvements Auth.  (e)                5.00         12/01/2023             649
   1,000       State                                        5.00          2/15/2039           1,009
   2,600       Suffolk County IDA                           5.00         11/01/2028           2,044
   1,000       Suffolk County IDA (INS)                     5.00          6/01/2036             583
   1,145       Suffolk Tobacco Asset Securitization
                     Corp.                                  5.38          6/01/2028             877
   1,000       Thruway Auth. (INS)                          5.00          3/15/2024           1,023
   1,000       Thruway Auth.                                5.00          4/01/2028           1,017
   2,000       Tobacco Settlement Financing Corp.           5.50          6/01/2019           2,060
   1,500       Town of Hempstead IDA                        4.50          7/01/2036           1,255
   3,675       Triborough Bridge and Tunnel Auth.           5.00         11/15/2029           3,719
   3,000       Triborough Bridge and Tunnel Auth.           5.00         11/15/2031           3,018
     150       Triborough Bridge and Tunnel Auth.           5.00          1/01/2032             150
   3,450       Ulster County IDA (LOC - Manufacturers &
                     Traders Trust Co.) (c)                 5.65         11/15/2024           3,477
   1,000       Upper Mohawk Valley Regional Water
                     Finance Auth. (INS)                    4.25          4/01/2036             858
   2,000       Urban Dev. Corp.  (PRE)                      5.00          3/15/2028           2,243
   1,685       Urban Dev. Corp.                             5.00          1/01/2029           1,626

===================================================================================================
3 | USAA New York Bond Fund

===================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,300       Urban Dev. Corp. (INS) (PRE)                 5.25%         1/01/2030       $   1,386
   2,000       Urban Dev. Corp.                             5.00          3/15/2036           1,982
   1,000       Warren and Washington Counties IDA (INS)     5.00         12/01/2027             970
                                                                                          ---------
                                                                                            175,546
                                                                                          ---------

               U.S. VIRGIN ISLANDS (0.5%)

   1,000       Water and Power Auth.                        5.00          7/01/2031             851
                                                                                          ---------
               Total Fixed-Rate Instruments (cost: $185,364)                                176,397
                                                                                          ---------

               VARIABLE-RATE DEMAND NOTES (1.7%)

               NEW YORK (1.7%)

   2,000       Ontario County IDA (LOC - RBS Citizens,
                     N.A.)                                  3.00         10/01/2040           2,000
     975       Rensselaer County IDA (LOC - RBS
                     Citizens, N.A.)                        2.40          6/01/2038             975
                                                                                          ---------
                                                                                              2,975
                                                                                          ---------
               Total Variable-Rate Demand Notes (cost: $2,975)                                2,975
                                                                                          ---------
               TOTAL INVESTMENTS (COST: $188,339)                                       $   179,372
                                                                                          =========

===================================================================================================
                                                                       Portfolio of Investments | 4

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NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5 | USAA New York Bond Fund

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B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS)
No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                                  SIGNIFICANT
                                          OTHER SIGNIFICANT      UNOBSERVABLE
                       QUOTED PRICES      OBSERVABLE INPUTS          INPUTS
INVESTMENTS              (LEVEL 1)            (LEVEL 2)            (LEVEL 3)
--------------------------------------------------------------------------------
Municipal Securities*           $-         $179,372,000                    $-
                       ---------------------------------------------------------
Total                           $-         $179,372,000                    $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or

================================================================================
                                            Notes to Portfolio of Investment | 6

================================================================================

Available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $3,249,000 and $12,216,000, respectively, resulting in net unrealized depreciation of $8,967,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $180,126,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) At June 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $1,994,000.
(c) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
7 | USAA New York Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.